Subsequent Events (Details)											3 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 20, 2024 USD ($) shares	Dec. 04, 2024 shares	Nov. 13, 2024 USD ($)	Sep. 25, 2024 USD ($)	Jul. 19, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jan. 07, 2025 USD ($) shares	Nov. 12, 2024 shares	Jan. 26, 2024 USD ($)
Subsequent Events [Line Items]
Accounts Payable											$ 972,125	$ 440,688	$ 447	$ 3,041
Payment for fee												1,620
Voting shares (in Shares) | shares											14,761,045
Exercise price (in Dollars per share) | $ / shares											$ 7.81
Exercise prices decrease (in Dollars per share) | $ / shares											0.57
Exercise prices increase (in Dollars per share) | $ / shares											12.73
Proceeds from funding conditions	$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 2,000,000							$ 1,500,000
Sale of equity shares (in Dollars per share) | $ / shares											$ 1
Maturity date											18 months
additional issued discount per share (in Dollars per share) | $ / shares											$ 0.29
Bears interest											10.00%
Aggregate purchase price																	$ 6,470,000
Common stock, shares issued (in Shares) | shares											4,615,384	3,600,001	3,600,001	3,600,001
Nasdaq Global Market [Member]
Subsequent Events [Line Items]
Beneficial ownership											18.00%
Common shares [Member]
Subsequent Events [Line Items]
Options to purchase (in Shares) | shares											1,942,127
Common shares [Member] | Nasdaq Global Market [Member]
Subsequent Events [Line Items]
Beneficial ownership											82.00%
Common shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares) | shares											2,186,498
Subsequent Event [Member]
Subsequent Events [Line Items]
administrative sales support services										$ 5,080
Distribution trust shares (in Shares) | shares																3,536,746
Aggregate principal amount								$ 6,470,000
Original principal amount								8,385,000
Original issue discount								1,885,000
Director [Member]
Subsequent Events [Line Items]
Voting shares (in Shares) | shares											1,391,181
Forecast [Member]
Subsequent Events [Line Items]
Proceeds from funding conditions	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 2,000,000
Forecast [Member] | Market Value of Listed Securities (“MVLS”) [Member]
Subsequent Events [Line Items]
Minimum amount															$ 50,000,000
Forecast [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Voting shares (in Shares) | shares							1,391,181
Braebeacon [Member]
Subsequent Events [Line Items]
Original principal amount								8,385,000
Original issue discount								$ 1,885,000
Streeterville Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate purchase price						$ 10,000,000
Original issue discount, percentage						7.00%
Accrues interest annual rate, percentage						8.00%
Agreed issue (in Shares) | shares						343,053
Paid initial principal balance						$ 2,000,000
Initial pre-paid principal balance						2,140,000
Initial pre-paid purchase fund						$ 100,000
Subsequent pre-paid purchases, percentage						15.00%
Original principal amount						$ 6,470,000
Minimum [Member]
Subsequent Events [Line Items]
Pro rata ratio											1
Sale of equity shares (in Dollars per share) | $ / shares											$ 0.5
Maximum [Member]
Subsequent Events [Line Items]
Pro rata ratio											50
Sale of equity shares (in Dollars per share) | $ / shares											$ 1
Bears interest											22.00%
Distributor Agreement [Member]
Subsequent Events [Line Items]
Accounts Payable												$ 42,896
Distributor Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Beneficial ownership										50.00%
Administrative Support Service Agreement [Member]
Subsequent Events [Line Items]
Accounts Payable												$ 15,240
Administrative Support Service Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Beneficial ownership										5.00%
Braebeacon Holdings Inc [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares											$ 1
Maturity date											18 months
additional issued discount per share (in Dollars per share) | $ / shares											$ 0.29
Bears interest											10.00%
Braebeacon Holdings Inc [Member] | Minimum [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares											$ 0.5
Braebeacon Holdings Inc [Member] | Maximum [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares											$ 1
Bears interest											22.00%
Maxim Partners LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares) | shares															514,579
Nadir Ali [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee									$ 15,000
Compensation for fee									325,000
Increase fee from business combination									54,167
Melanie Figueroa [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee									15,000
Compensation for fee									175,000
Increase fee from business combination									29,167
Wendy Loundermon [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee									10,000
Compensation for fee									150,000
Increase fee from business combination									$ 25,000